Average Annual Total Returns - Invesco DWA SmallCap Momentum ETF	ETF Inception Date	ETF 1 Year	ETF 5 Year	ETF Since Inception	ETF Return After Taxes on Distributions 1 Year	ETF Return After Taxes on Distributions 5 Year	ETF Return After Taxes on Distributions Since Inception	ETF Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Return After Taxes on Distributions and Sale of Fund Shares 5 Year	ETF Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Dorsey Wright® SmallCap Technical Leaders Index(reflects no deduction for fees, expenses or taxes) 1 Year		Dorsey Wright® SmallCap Technical Leaders Index(reflects no deduction for fees, expenses or taxes) 5 Year		Dorsey Wright® SmallCap Technical Leaders Index(reflects no deduction for fees, expenses or taxes) Since Inception		Russell 2000® Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 2000® Index (reflects no deduction for fees, expenses or taxes) 5 Year	Russell 2000® Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	Jul. 19, 2012	31.03%	8.15%	12.07%	30.98%	8.10%	12.00%	18.39%	6.42%	9.87%	31.66%	[1]	8.75%	[1]	12.71%	[1]	25.52%	8.23%	11.87%

[1]	The Fund has designated its Underlying Index as its broad-based index going forward, as it more closely reflects the performance of the types of securities in which the Fund invests.